Borrowings - Summary of Repayment of Debentures and Borrowings Including the Current Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,520,690	₩ 10,218,165
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	931,040	₩ 1,356,251
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,543,181
Gross carrying amount [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,162,000
Gross carrying amount [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,928,000
Gross carrying amount [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,234,000
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,381,181
Gross carrying amount [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,262,305
Gross carrying amount [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	118,876
Gross carrying amount [member] | Jan.1, 2025 ~ Dec.31 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,907,592
Gross carrying amount [member] | Jan.1, 2025 ~ Dec.31 2025 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,086,000
Gross carrying amount [member] | Jan.1, 2025 ~ Dec.31 2025 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,763,000
Gross carrying amount [member] | Jan.1, 2025 ~ Dec.31 2025 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,323,000
Gross carrying amount [member] | Jan.1, 2025 ~ Dec.31 2025 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	821,592
Gross carrying amount [member] | Jan.1, 2025 ~ Dec.31 2025 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	746,466
Gross carrying amount [member] | Jan.1, 2025 ~ Dec.31 2025 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	75,126
Gross carrying amount [member] | Jan.1, 2026 ~ Dec.31 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,818,470
Gross carrying amount [member] | Jan.1, 2026 ~ Dec.31 2026 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,668,000
Gross carrying amount [member] | Jan.1, 2026 ~ Dec.31 2026 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,080,000
Gross carrying amount [member] | Jan.1, 2026 ~ Dec.31 2026 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	588,000
Gross carrying amount [member] | Jan.1, 2026 ~ Dec.31 2026 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	150,470
Gross carrying amount [member] | Jan.1, 2026 ~ Dec.31 2026 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	119,414
Gross carrying amount [member] | Jan.1, 2026 ~ Dec.31 2026 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	31,056
Gross carrying amount [member] | Jan.1, 2027 ~ Dec.31 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,727,831
Gross carrying amount [member] | Jan.1, 2027 ~ Dec.31 2027 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,381,000
Gross carrying amount [member] | Jan.1, 2027 ~ Dec.31 2027 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	940,000
Gross carrying amount [member] | Jan.1, 2027 ~ Dec.31 2027 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	441,000
Gross carrying amount [member] | Jan.1, 2027 ~ Dec.31 2027 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	346,831
Gross carrying amount [member] | Jan.1, 2027 ~ Dec.31 2027 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	342,600
Gross carrying amount [member] | Jan.1, 2027 ~ Dec.31 2027 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,231
Gross carrying amount [member] | Jan.1, 2028 ~ Dec.31 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,269,831
Gross carrying amount [member] | Jan.1, 2028 ~ Dec.31 2028 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250,000
Gross carrying amount [member] | Jan.1, 2028 ~ Dec.31 2028 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	515,000
Gross carrying amount [member] | Jan.1, 2028 ~ Dec.31 2028 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	735,000
Gross carrying amount [member] | Jan.1, 2028 ~ Dec.31 2028 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	19,831
Gross carrying amount [member] | Jan.1, 2028 ~ Dec.31 2028 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	15,600
Gross carrying amount [member] | Jan.1, 2028 ~ Dec.31 2028 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,231
Gross carrying amount [member] | After Jan.1, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,819,457
Gross carrying amount [member] | After Jan.1, 2029 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,777,000
Gross carrying amount [member] | After Jan.1, 2029 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,630,000
Gross carrying amount [member] | After Jan.1, 2029 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	147,000
Gross carrying amount [member] | After Jan.1, 2029 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	42,457
Gross carrying amount [member] | After Jan.1, 2029 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	38,225
Gross carrying amount [member] | After Jan.1, 2029 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 4,232